Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2022 and 2021:

	2022		2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,367,858	5.78%	$1,062,858	1.60%	August 2027
TL 2019 Term Loan	127,293	3.50%	138,578	3.50%	December 2026
TL 2021-1 Term loan	60,314	2.65%	65,804	2.65%	February 2028
TL 2021-2 Term Loan	192,202	2.90%	206,635	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,239,440	6.00%	1,073,741	1.75%	November 2028
TMCL VII 2020-1 Bonds	332,413	3.06%	388,194	3.07%	August 2045
TMCL VII 2020-2 Bonds	476,279	2.26%	535,690	2.26%	September 2045
TMCL VII 2020-3 Bonds	175,750	2.15%	195,861	2.15%	September 2045
TMCL VII 2021-1 Bonds	467,881	1.72%	513,333	1.72%	February 2046
TMCL VII 2021-2 Bonds	564,373	2.27%	616,469	2.27%	April 2046
TMCL VII 2021-3 Bonds	536,000	1.98%	584,000	1.98%	August 2046
Total debt outstanding (2)	5,539,803		5,381,163
Unamortized debt premiums and discounts	(34,884)		(40,643)
Debt, net of unamortized costs	$5,504,919		$5,340,520
Debt, net of unamortized costs - current	$377,898		$380,207
Debt, net of unamortized costs - non-current	$5,127,021		$4,960,313

(1)
Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

(2)
The fair value of total debt based on the borrowing rates available to the Company was approximately $5,107,874 and $5,320,366 at December 31, 2022 and 2021, respectively, and was measured using Level 2 inputs.

Estimated Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2022:

	Twelve months ending December 31,							Available borrowing,	Current and Available Borrowing,
	2023	2024	2025	2026	2027	2028 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$—	$—	$121,409	$131,386	$1,115,063	$—	$1,367,858	$272,748	$1,640,606
TL 2019 Term Loan	11,687	12,102	12,532	90,972	—	—	127,293	—	127,293
TL 2021-1 Term loan	5,637	5,789	5,944	6,103	6,267	30,574	60,314	—	60,314
TL 2021-2 Term Loan	14,858	15,294	15,743	16,205	16,681	113,421	192,202	—	192,202
TMCL II Secured Debt Facility (1)	64,792	100,446	102,631	92,825	83,957	794,789	1,239,440	34,977	1,274,417
TMCL VII 2020-1 Bonds (2)	57,816	58,560	57,552	51,869	57,117	49,499	332,413	—	332,413
TMCL VII 2020-2 Bonds (2)	66,975	69,541	69,827	68,492	73,971	127,473	476,279	—	476,279
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	20,111	75,195	175,750	—	175,750
TMCL VII 2021-1 Bonds (2)	43,864	43,864	43,864	43,864	43,864	248,561	467,881	—	467,881
TMCL VII 2021-2 Bonds (2)	52,096	52,096	52,096	52,096	52,096	303,893	564,373	—	564,373
TMCL VII 2021-3 Bonds (2)	48,000	48,000	48,000	48,000	48,000	296,000	536,000	—	536,000
Total (3)	$385,836	$425,803	$549,709	$621,923	$1,517,127	$2,039,405	$5,539,803	$307,725	$5,847,528

(1)
The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.
(2)
Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $485.
(3)
Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $34,399.

Summary of Outstanding Fixed-Rate and Floating-Rate Debt	The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of December 31, 2022:

	Balance Outstanding	Contractual Weighted Average Interest Rate
Excluding impact of derivative instruments:
Fixed-rate debt	$2,932,505	2.32%
Floating-rate debt	2,607,298	5.88%

Including impact of derivative instruments:
Fixed-rate debt	2,932,505	2.32%
Hedged floating-rate debt	2,071,125	2.88%
Total fixed and hedged debt	5,003,630	2.55%
Unhedged floating-rate debt	536,173	5.83%
Total	$5,539,803	2.87%